                         RUSSELL INSURANCE FUNDS

                         Russell Insurance Funds is a "series
                         mutual fund" with four different
                         investment portfolios.

                         These financial statements report on
                         four Funds, each of which has distinct
                         investment objectives and strategies.


                         FRANK RUSSELL INVESTMENT
                         MANAGEMENT COMPANY

                         Responsible for overall management
                         and administration of the Funds.


                         FRANK RUSSELL COMPANY

                         Consultant to Frank Russell
                         Investment Management Company.

                               RUSSELL INSURANCE FUNDS

                                    ANNUAL REPORT

                                  DECEMBER 31, 1997



                                  TABLE OF CONTENTS

                                                                            Page

Multi-Style Equity Fund. . . . . . . . . . . . . . . . . . . . . . . . . .    2

Aggressive Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . .   12

Non-US Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   24

Core Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   36

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .   45

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . .   51

Manager, Money Managers and Service Providers. . . . . . . . . . . . . . .   52






RUSSELL INSURANCE FUNDS

Copyright -C- Frank Russell Company 1998. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. This material must be accompanied or preceded by a current Russell Insurance Funds' Prospectus containing complete information concerning the investment objectives and operations of the Funds, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Russell Insurance Funds.

MULTI-STYLE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1997 (Unaudited)


OBJECTIVE:   To provide capital growth and income.

INVESTS IN:  Primarily U.S. equity securities.

STRATEGY:    The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of three managers with three separate and distinct investment styles.


                                       [GRAPH]




                                                                               LIPPER-C- GROWTH
YEARS   MULTI-STYLE EQUITY FUND   RUSSELL 1000-Registered Trademark- INDEX**      & INCOME ++
-----   -----------------------   ------------------------------------------   ----------------
  *            $10,000                           $10,000                            $10,000
1997           $12,853                           $13,285                            $12,709


MULTI-STYLE EQUITY FUND                         RUSSELL 1000-Registered Trademark- INDEX

PERIODS ENDED     GROWTH OF         TOTAL       PERIODS ENDED     GROWTH OF         TOTAL
  12/31/97         $10,000          RETURN        12/31/97         $10,000          RETURN
-------------   -------------   -------------   -------------   -------------   -------------
Inception         $  12,853         28.53%      Inception         $  13,285         32.85%

                                                LIPPER-C- GROWTH & INCOME FUNDS AVERAGE

                                                PERIODS ENDED     GROWTH OF         TOTAL
                                                  12/31/97         $10,000          RETURN
                                                -------------   -------------   -------------
                                                Inception         $  12,709         27.09%

*  The Fund commenced operations on January 2, 1997.

** Russell 1000-Registered Trademark- Index includes the 1,000 largest companies in the Russell 3000-Registered Trademark- Index, the smallest of which is valued at about $43 million. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select.

++ Lipper-C- Growth & Income Funds Average is the average total return for the universe of funds within the Growth and Income Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.


2  Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1997 (Unaudited)


PERFORMANCE REVIEW

For the year ended December 31, 1997, the Multi-Style Equity Fund reflected a total return of 28.5% as compared to the Russell 1000-Registered Trademark-Index which gained 32.9%. The Fund trailed the Index primarily due to the strength of large cap stocks and the market's defensiveness late in the year. However, performance compared favorably with the average mutual fund tracked in the Lipper-C- Growth and Income Funds Universe.

PORTFOLIO HIGHLIGHTS

The performance of stocks in 1997 once again defied expectations. Stocks provided investors with returns in excess of 30%--the first time the market has ever produced three consecutive years of gains in excess of 20% per annum. Despite the market's strength, a year end flight to defensive sectors made it a difficult year for fund managers to keep pace with market indices. The market's rotation away from segments emphasized by the "active" managers produced particularly weak fourth quarter results. Technology stocks were hardest hit by the market's changing sentiment, as tech shares were sold in favor of more defensive alternatives, including utility stocks and fixed income instruments. The dominance of large capitalization stocks appeared at an end by mid year, but resumed in the fourth quarter, resulting in the largest 50 stocks of the Russell 1000 Index outperforming small cap stocks in the Russell 2000-Registered Trademark- Index by nearly 14% for the year.

The strong rotation to safety had a decidedly negative effect on the Multi-Style Equity Fund's sector and security selection results. The Fund's underweighting in utilities relative to the index was the biggest contributor to its shortfall. Weakness in the technology and capital goods sectors in the latter half of the year also had a negative impact on results. Waning confidence in the ability of US companies to increase profits, coupled with the uncertain impact of the economic crises in Asia, resulted in weak returns from some of the market's leaders, including Intel, one of the Fund's larger holdings during the year. The Fund also failed to capture some strong returns from telephone utilities stocks during the fourth quarter, as merger activity and defensive attributes combined to boost share prices in the sector.

--------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS

(AS A PERCENT OF TOTAL INVESTMENTS)                         December 31, 1997
Travelers Inc.                                                   2.4%
Federal National Mortgage Association                            2.3
General Electric Co.                                             2.3
Bristol-Myers Squibb Co.                                         2.2
BankAmerica Corp.                                                2.1
Schering-Plough                                                  2.0
WorldCom, Inc.                                                   1.9
Time Warner, Inc.                                                1.8
Chase Manhattan Corp.                                            1.7
Ford Motor Co.                                                   1.7

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS                                   December 31, 1997
Current P/E Ratio                                                      24.2x
Portfolio Price/Book Ratio                                             3.69x
Market Capitalization - $-Weighted Average                         43.42 Bil
Number of Holdings                                                       103

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MONEY MANAGERS                                         STYLES

Chancellor LGT Asset Management, Inc.                  Growth
Equinox Capital Management, Inc.                       Value
Westpeak Investment Advisors, L.P.                     Market-Oriented

--------------------------------------------------------------------------------


Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                      Multi-Style Equity Fund  3

MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS

December 31, 1997

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
COMMON STOCKS - 97.7%
AUTO AND TRANSPORTATION - 4.9%
AMR Corp. (a)                                             2,100     $      270
Delta Air Lines, Inc.                                     1,900            226
Federal Express Corp. (a)                                 1,900            116
Ford Motor Co.                                            8,200            399
Ryder System, Inc.                                        4,300            141
                                                                    ----------

                                                                         1,152
                                                                    ----------

CONSUMER DISCRETIONARY - 13.0%
Carnival Corp. Class A                                    4,200            233
Cendant Corp. (a)                                         9,788            336
Dayton Hudson Corp.                                       1,700            115
Home Depot, Inc. (The)                                    6,250            368
JC Penney & Co., Inc.                                     3,300            199
Kohl's Corp. (a)                                          1,900            129
Sears Roebuck & Co.                                       2,400            109
Service Corp. International                               5,500            203
Time Warner, Inc.                                         7,000            434
TJX Cos., Inc.                                            3,300            113
Toys "R" Us, Inc. (a)                                     4,500            141
Tribune Co.                                               4,300            268
Wal-Mart Stores, Inc.                                     4,700            185
Whirlpool Corp.                                           4,200            231
                                                                    ----------

                                                                         3,064
                                                                    ----------

CONSUMER STAPLES - 7.4%
Anheuser-Busch Cos., Inc.                                 4,800            211
Coca-Cola Co. (The)                                       2,900            193
Colgate-Palmolive Co.                                     2,000            147
CPC International, Inc.                                   1,200            129
CVS Corp.                                                 2,200            141
Gillette Co.                                              1,300            131
PepsiCo, Inc.                                             5,800            211
Philip Morris Cos., Inc.                                  4,600            208
Sara Lee Corp.                                            7,000            394
                                                                    ----------

                                                                         1,765
                                                                    ----------

FINANCIAL SERVICES - 21.3%
Ahmanson (H.F.) & Co.                                     4,400            295
Allstate Corp.                                            3,600            327
Banc One Corp.                                            2,500            136
BankAmerica Corp.                                         6,700            489
Bankers Trust New York Corp.                              1,000            112
Barnett Banks, Inc.                                       1,600            115
Chase Manhattan Corp.                                     3,700            405
Chubb Corp. (The)                                         2,700            204
Citicorp                                                    700             89
Conseco, Inc.                                             3,500            159
Federal National Mortgage Association                     9,700            554
First Chicago NBD Corp.                                   2,000            167
Fleet Financial Group, Inc.                               3,800            285
Morgan Stanley, Dean Witter, Discover and Co.             6,400            378
NationsBank Corp.                                         6,100            371
SLM Holding Corp.                                         1,900            264
Transamerica Financial Corp.                              1,300            138
Travelers, Inc.                                          10,407            561
                                                                    ----------

                                                                         5,049
                                                                    ----------

HEALTH CARE - 11.5%
Aetna, Inc.                                               3,400            240
Baxter International, Inc.                                3,700            187
Bristol-Myers Squibb Co.                                  5,400            511
Guidant Corp.                                             2,400            149
Lilly (Eli) & Co.                                         4,300            299
McKesson Corp.                                            1,200            130
Medtronic, Inc.                                           2,800            146
Pfizer, Inc.                                              3,900            291
Schering-Plough Corp.                                     7,600            472
Warner-Lambert Co.                                        2,400            298
                                                                    ----------

                                                                         2,723
                                                                    ----------

INTEGRATED OILS - 5.9%
Amerada Hess Corp. NPV                                    4,000            220
Ashland, Inc.                                             3,100            166
Atlantic Richfield Co.                                    3,000            240
British Petroleum Co. PLC - ADR                           1,900            151
Exxon Corp.                                               4,000            245
Mobil Corp.                                               2,200            159
Texaco, Inc.                                              3,900            212
                                                                    ----------

                                                                         1,393
                                                                    ----------

MATERIALS AND PROCESSING - 6.6%
Crompton & Knowles Corp.                                  5,600            148
FMC Corp. (a)                                             1,500            101
Fort James Corp.                                          5,800            222
International Paper Co.                                   3,700            160
Mead Corp.                                                3,400             95


4  Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

December 31, 1997

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Monsanto Co.                                              5,000     $      210
Reynolds Metals Co.                                       2,600            156
Tyco International, Ltd.                                  5,400            243
USX-U.S. Steel Group                                      3,600            113
W. R. Grace & Co.                                         1,300            105
                                                                    ----------

                                                                         1,553
                                                                    ----------

OTHER ENERGY - 0.5%
McDermott International, Inc.                             3,600            132
                                                                    ----------

                                                                           132
                                                                    ----------

PRODUCER DURABLES - 3.7%
Caterpillar, Inc.                                         2,700            131
Foster Wheeler Corp.                                      4,800            130
General Electric Co.                                      7,500            550
Thermo Electron Corp. (a)                                 1,300             58
                                                                    ----------

                                                                           869
                                                                    ----------

TECHNOLOGY - 11.6%
Adaptec, Inc. (a)                                         2,300             85
Cisco Systems, Inc. (a)                                   2,850            159
COMPAQ Computer Corp.                                     1,700             96
Computer Associates International, Inc.                   3,900            206
Electronic Data Systems Corp.                             4,610            203
HBO & Co.                                                 4,800            230
Hewlett-Packard Co.                                       2,200            138
Intel Corp.                                               1,400             98
International Business Machines Corp.                     3,100            324
Microsoft Corp. (a)                                       2,500            323
Motorola, Inc.                                            2,900            165
National Semiconductor Corp. (a)                          4,000            104
PeopleSoft, Inc. (a)                                      6,500            252
Tellabs, Inc. (a)                                         3,400            179
Textron, Inc.                                             2,700            169
                                                                    ----------

                                                                         2,731
                                                                    ----------

UTILITIES - 11.3%
AT&T Corp.                                                5,200            318
Bell Atlantic Corp.                                       3,890            354
Consolidated Edison Co.                                   3,500            144
Edison International                                      6,900            188
Entergy Corp.                                             5,800            174
GTE Corp.                                                 3,804            199
PG&E Corp.                                                9,030            275
SBC Communications, Inc.                                  5,000            366
Tele-Communications, Inc. Class A (a)                     7,163            200
WorldCom, Inc. (a)                                       14,800            448
                                                                    ----------

                                                                         2,666
                                                                    ----------

TOTAL COMMON STOCKS
(cost $19,143)                                                          23,097
                                                                    ----------

                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ----------
SHORT-TERM INVESTMENTS - 2.6%
Federated Prime Cash Obligaton Fund (b)              $      509            509
United States Treasury Notes (d)
  5.125% due 04/30/98                                       100            100
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $609)                                                                609
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $19,752)(c) - 100.3%                                   23,706

OTHER ASSETS AND LIABILITIES,
NET - (0.3%)                                                               (67)
                                                                    ----------

NET ASSETS - 100.0%                                                 $   23,639
                                                                    ----------
                                                                    ----------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) See Note 2 for federal income tax information.
(d) Held as collateral by the custodian in connection with futures contracts purchased by the Fund.

ABBREVIATIONS:
ADR - American Depositary Receipt
NPV - No Par Value
PLC - Public Limited Company


        The accompanying notes are an integral part of the financial statements.

                                                      Multi-Style Equity Fund  5

MULTI-STYLE EQUITY FUND

December 31, 1997

                                                                    UNREALIZED
                                                       NUMBER      APPRECIATION
                                                         OF       (DEPRECIATION)
                                                     CONTRACTS        (000)
                                                     ----------    ------------
FUTURES CONTRACTS
(Notes 2 and 3)

S&P 500 Index Futures Contracts
 expiration date 03/98                                       2      $       (3)
                                                                    ----------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                           $       (3)
                                                                    ----------
                                                                    ----------

(#) At December 31, 1997, United States Treasury Notes valued at $100 were held as collateral by the custodian in connection with futures contracts purchased by the Fund.


       The accompanying notes are an integral part of the financial statements.

6  Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997


ASSETS
Investments at market (identified cost $19,752,143)(Note 2)  . . . . . . . . . . . . . . . . . . . . . .      $   23,706,189
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              31,778
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              64,144
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,142
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,165
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          23,809,418

LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       73,055
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .              36,066
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              61,189
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . .                 100
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             170,410
                                                                                                              --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   23,639,008
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       41,005
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             581,770
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,954,046
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (2,925)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              18,500
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          19,046,612
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   23,639,008
                                                                                                              --------------
                                                                                                              --------------
NET ASSET VALUE, offering and redemption price per share:
  ($23,639,008 divided by 1,850,033 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        12.78
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.

                                                      Multi-Style Equity Fund  7

MULTI-STYLE EQUITY FUND

STATEMENT OF OPERATIONS

For the Period January 2, 1997 (Commencement of Operations) to December 31, 1997

INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      313,020
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              11,267
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             324,287

EXPENSES (Notes 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      150,747
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              71,869
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              16,702
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              26,872
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,098
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              14,002
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .               1,281
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              22,951
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .             310,522
  Expense reductions (Note 4)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            (132,718)
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             177,804
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             146,483
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             548,606
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              33,164             581,770
                                                                                          --------------

Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,954,046
  Futures contracts  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (2,925)          3,951,121
                                                                                          --------------      --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,532,891
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $    4,679,374
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.

8  Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the Period January 2, 1997 (Commencement of Operations) to December 31, 1997

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      146,483
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             581,770
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . . . . . . . . . . . .           3,951,121
                                                                                                              --------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . . . . .           4,679,374
                                                                                                              --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (105,478)
                                                                                                              --------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 5). . . . . . . . . . . . . .          19,040,112
                                                                                                              --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          23,614,008

NET ASSETS
  Beginning of period (original capital) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              25,000
                                                                                                              --------------

  End of period (including undistributed net investment income of $41,005) . . . . . . . . . . . . . . .      $   23,639,008
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.

                                                      Multi-Style Equity Fund  9

MULTI-STYLE EQUITY FUND

FINANCIAL HIGHLIGHTS


The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                                                     1997*
                                                                                                                  ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    10.00
                                                                                                                  ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .09
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . .          2.75
                                                                                                                  ----------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2.84
                                                                                                                  ----------

LESS DISTRIBUTIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (.06)
                                                                                                                  ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    12.78
                                                                                                                  ----------
                                                                                                                  ----------


TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         28.53

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        23,639
  Ratios to average net assets (%)(b):
     Operating expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .92
     Operating expenses, gross . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1.61
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .76

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         64.95
  Average commission rate paid per share
     of security ($ omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         .0297

 * For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a) The total return for the period is not annualized.
(b) The ratios for the period January 2, 1997 (commencement of operations) to December 31, 1997, are annualized.


10  Multi-Style Equity Fund

AGGRESSIVE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1997 (Unaudited)

OBJECTIVE:   To enhance total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from the Multi-Style Equity Fund.

INVESTS IN: Primarily small capitalization and "emerging growth-type" U.S. equity securities.

STRATEGY:    The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of two small capitalization stock fund managers with distinct investment styles.


                                       [GRAPH]


                                                                          LIPPER-C- SMALL
YEARS        AGGRESSIVE EQUITY FUND         RUSSELL 2500-TM- INDEX**        CO. GROWTH++
-----        ----------------------         ------------------------      ---------------
  *                $10,000                         $10,000                    $10,000
1997               $13,507                         $12,436                    $12,074


AGGRESSIVE EQUITY FUND                          RUSSELL 2500-TM- INDEX

PERIODS ENDED     GROWTH OF         TOTAL       PERIODS ENDED     GROWTH OF         TOTAL
  12/31/97         $10,000          RETURN        12/31/97         $10,000          RETURN
-------------   -------------   -------------   -------------   -------------   -------------
Inception         $  13,507         35.07%      Inception         $  12,436         24.36%


                                                LIPPER-C- SMALL CO. GROWTH FUNDS AVERAGE

                                                PERIODS ENDED     GROWTH OF         TOTAL
                                                  12/31/97         $10,000          RETURN
                                                -------------   -------------   -------------
                                                Inception         $  12,074         20.74%



* The Fund commenced operations on January 2, 1997. Index comparison began November 1, 1996.

** Russell 2500-TM- Index is composed of the bottom 500 stocks in the Russell
   1000-Registered Trademark- Index and all the stocks in the Russell 2000-Registered Trademark- Index. The largest security in this index has a market capitalization of about $5.7 billion.

++ Lipper-C- Small Co. Growth Funds Average is the average total return for the universe of funds within the Small Company Growth Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.


12  Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1997 (Unaudited)


PERFORMANCE REVIEW

For the year ended December 31, 1997, the Aggressive Equity Fund reflected a total return of 35.1% as compared to the Russell 2500-TM- Index which was up only 24.4%. The Fund's performance was even better relative to other small cap funds tracked by Lipper-C- Analytical Services. Good security selection was the primary contributor to positive results, with particularly strong returns from financial services stocks.

PORTFOLIO HIGHLIGHTS

After outperforming large caps in the second and third quarters, the small capitalization market appeared to be gaining momentum. However, the market's flight to defensive stocks in the fourth quarter proved a decisive setback, with the Russell 2000-Registered Trademark- Index gaining only 22.4% for the year versus the 32.9% gain of the large and medium cap Russell 1000-Registered Trademark- Index. Despite fourth quarter sector weakness, the Fund produced strong results for the year, with managers' security selection accounting for the superior performance.

Investment style had minimal influence on the performance of the Fund during the year, despite the value-dominated small cap market. While the returns of small value stocks rivaled large caps, small growth stocks trailed by a sizable margin. The Russell 2000-Registered Trademark- Value Index gained 31.8% during the year, while its counterpart, the Russell 2000-Registered Trademark- Growth rose only 12.9%. The Aggressive Equity Fund managers were both very well diversified during the year, which helped avoid the some of the performance deterioration suffered by many small cap funds in the market's extreme rotation to defensive sectors toward year end.


--------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS

(AS A PERCENT OF TOTAL INVESTMENTS)                         December 31, 1997
New York State Electric & Gas Corp.                              1.4%
Centex Corp.                                                     1.3
Mercury General Corp.                                            1.2
Arvin Industries, Inc.                                           1.2
Universal Health Services, Inc.                                  1.1
Aliant Communications, Inc.                                      1.1
Bowne & Co., Inc.                                                1.0
Airborne Freight Corp.                                           1.0
California Water Service Co.                                     1.0
Boston Edison Co.                                                0.9

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS                                   December 31, 1997
Current P/E Ratio                                                      17.8x
Portfolio Price/Book Ratio                                             2.90x
Market Capitalization - $-Weighted Average                           1.2 Bil
Number of Holdings                                                       299

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MONEY MANAGERS                                              STYLES

Rothschild Asset Management, Inc.                           Small Cap - Value
Westpeak Investment Advisors, L.P.                          Small Cap - Value

--------------------------------------------------------------------------------


Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                      Aggressive Equity Fund  13

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS

December 31, 1997

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
COMMON STOCKS - 97.4%
AUTO AND TRANSPORTATION - 6.2%
Airborne Freight Corp.                                    2,500     $      155
Alaska Air Group, Inc. (a)                                1,700             66
Alexander & Baldwin, Inc.                                 2,900             79
Arvin Industries, Inc.                                    5,600            186
Avondale Industries, Inc. (a)                               600             18
Barnes Group, Inc.                                        3,600             82
CNF Transportation, Inc.                                    700             27
Hvide Marine, Inc. Class A (a)                              300              8
M.S. Carriers, Inc. (a)                                   1,500             37
Midwest Express Holdings, Inc. (a)                          600             23
MotivePower Industries, Inc. (a)                          1,500             35
Roadway Express, Inc.                                       300              7
Trinity Industries, Inc.                                  1,900             85
USFreightways Corp.                                       2,400             78
Werner Enterprises, Inc.                                    900             18
Yellow Corp. (a)                                          1,900             48
                                                                    ----------

                                                                           952
                                                                    ----------

CONSUMER DISCRETIONARY - 16.4%
Abacus Direct Corp. (a)                                     700             29
Authentic Fitness Corp.                                   2,600             48
Barra, Inc. (a)                                           1,050             25
BHC Communications, Inc. Class A                            100             13
Big Flower Holdings, Inc. (a)                               400             10
Bowne & Co., Inc.                                         4,000            159
Bristol Hotel Co. (a)                                       450             13
Burlington Coat Factory Warehouse Corp.                   4,460             73
CapStar Hotel Co. (a)                                       700             24
Carson Pirie Scott & Co. (a)                              1,100             55
Cash America International, Inc.                          3,700             48
Cato Corp. Class A                                        2,900             26
Central Newspapers, Inc. Class A                          1,000             74
CKE Restaurants, Inc.                                     1,100             46
Computer Horizons Corp. (a)                                 800             36
Computer Task Group, Inc.                                   500             18
Cox Radio, Inc. Class A (a)                               1,500             60
Dress Barn, Inc. (a)                                      3,300             92
Fedders Corp.                                             3,600             23
Foodmaker, Inc. (a)                                       5,100             77
Furniture Brands International, Inc. (a)                  1,900             39
Genesco, Inc. (a)                                         2,500             32
Grey Advertising                                            300             98
GTECH Holdings Corp. (a)                                  2,600             83
Gymboree Corp. (a)                                        2,100             57
Interim Services, Inc. (a)                                  400             10
ITT Educational Services, Inc. (a)                        1,200             27
Libbey, Inc.                                                400             15
Merrill Corp.                                             2,400             55
Mine Safety Appliances Co.                                1,600            105
Norrell Corp.                                             1,000             20
On Assignment, Inc. (a)                                     600             15
Oxford Industries, Inc.                                     500             16
Payless ShoeSource, Inc. (a)                              1,500            101
Pier 1 Imports, Inc.                                      4,600            104
Pinkerton's, Inc. New (a)                                   300              7
Pittston Brink's Group                                      400             16
Plantronics, Inc. New (a)                                   700             28
Pulitzer Publishing Co.                                   2,200            138
Rainforest Cafe, Inc. (a)                                   700             23
Ross Stores, Inc.                                         2,500             91
Russ Berrie & Co., Inc.                                   1,900             50
Ryan's Family Steak Houses, Inc. (a)                      4,800             41
Showbiz Pizza Time, Inc. (a)                                600             14
Sonic Corp. (a)                                           1,500             42
StaffMark, Inc. (a)                                       1,200             38
Stewart Enterprises, Inc. Class A                           200              9
TETRA Technologies, Inc. (a)                                300              6
Tiffany & Co.                                             2,100             76
Timberland Co. Class A (a)                                  300             17
Toro Co.                                                  1,300             55
Transaction Network Services, Inc. (a)                    2,000             34
Unifirst Corp.                                              300              8
United Stationers, Inc. (a)                               1,100             53
Univision Communications, Inc.
Class A (a)                                                 200             14
WestPoint Stevens, Inc. (a)                                 800             39
Zale Corp. (a)                                              300              8
                                                                    ----------

                                                                         2,533
                                                                    ----------

CONSUMER STAPLES - 2.0%
Coors (Adolph) Co. Class B                                  800             27
Earthgrains Co.                                           2,000             94
Genovese Drug Stores, Inc. Class A                        1,210             21
Schweitzer-Mauduit International, Inc.                    1,200             45
Smithfield Foods, Inc. (a)                                  600             20
Smucker (J.M.) Co.                                          800             19
Universal Corp.                                           2,100             85
                                                                    ----------

                                                                           311
                                                                    ----------

FINANCIAL SERVICES - 20.4%
Acceptance Insurance Companies, Inc. (a)                  1,600             39
Alfa Corp.                                                1,100             19
AMBAC, Inc.                                               2,000             92
American Annuity Group, Inc.                              1,500             33
Brenton Banks, Inc.                                         400             16


14  Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

December 31, 1997


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
BSB Bancorp, Inc.                                         1,100     $       38
Capital Bancorp, Florida                                  1,500             85
CMAC Investment Corp.                                       400             24
Comdisco, Inc.                                            2,150             72
CORT Business Services Corp. (a)                          3,100            123
Dain Rauscher Corp.                                         300             21
Delphi Financial Group, Inc. (a)                          2,712            122
Deposit Guaranty Corp.                                      600             34
Everest Reinsurance Holdings, Inc.                        1,100             45
First Savings Bank, SLA                                     300             15
FIRSTPLUS Financial Group, Inc. (a)                       1,500             57
Foremost Corp. of America                                 1,000             70
Fremont General Corp.                                     1,400             77
Gallagher (Arthur J.) & Co.                               1,500             52
GATX Corp.                                                1,000             73
GBC Bancorp                                               1,500             95
Golden State Bancorp, Inc. (a)                            3,100            116
Greenpoint Financial Corp.                                  600             44
Horace Mann Educators Corp.                                 600             17
Imperial Bancorp (a)                                        770             38
Jefferies Group, Inc.                                     2,600            106
Magna Group, Inc.                                         2,000             92
McGrath RentCorp                                          4,000             94
Mercantile Bankshares Corp.                               3,000            115
Merchants New York Bancorp, Inc.                          1,800             74
Mercury General Corp.                                     3,400            187
Mississippi Valley Bancshares, Inc.                         400             13
NAC Reinsurance Corp.                                     1,400             68
National Western Life Insurance Co. Class A (a)             300             30
North Fork Bancorporation, Inc.                           1,000             34
Orion Capital Corp.                                       1,200             56
Pacific Century Financial Corp.                           3,200             79
Pioneer Group, Inc.                                       2,600             72
Poe & Brown, Inc.                                         1,000             45
Raymond James Financial, Inc.                               450             18
Reliastar Financial Corp.                                   200              8
RLI Corp.                                                 1,000             50
Rollins Truck Leasing Corp.                               4,200             75
Selective Insurance Group, Inc.                           1,000             27
Silicon Valley Bancshares (a)                               200             11
Sotheby's Holdings Co., Inc. Class A                      3,700             68
SPS Transaction Services, Inc. (a)                        2,400             54
St. Francis Capital Corp.                                   300             15
T R Financial Corp.                                       2,600             86
Triangle Bancorp, Inc.                                      500             18
USBANCORP, Inc.                                             800             58
Value Line, Inc.                                          1,900             75
Wilmington Trust Corp.                                    1,600             99
                                                                    ----------

                                                                         3,144
                                                                    ----------

HEALTH CARE - 4.6%
Alpharma, Inc. Class A                                    1,800             39
Andrx Corp. (a)                                             500             17
Bindley Western Industries, Inc.                          1,400             43
Biomatrix, Inc. (a)                                         500             15
Biomet, Inc.                                              4,200            107
Health Care & Retirement Corp. (a)                          200              8
ICN Pharmaceuticals, Inc.                                   200             10
Incyte Pharmaceuticals, Inc. (a)                            600             26
Integrated Health Services, Inc.                          1,900             59
Mariner Health Group, Inc. (a)                            3,100             50
Marquette Medical Systems, Inc. Class A (a)               1,400             37
Parexel International Corp. (a)                             300             11
Patterson Dental Co. (a)                                    300             14
Perrigo Co. (a)                                           5,000             67
SONUS Pharmaceuticals, Inc. (a)                             200              7
Theragenics Corp. (a)                                       300             11
United Wisconsin Services, Inc.                             200              5
Universal Health Services, Inc. Class B (a)               3,500            176
                                                                    ----------

                                                                           702
                                                                    ----------

INTEGRATED OILS - 1.5%
Cabot Oil & Gas Corp.                                     1,700             33
Houston Exploration Co. (The) (a)                           600             11
Lyondell Petrochemical Co.                                4,000            106
Murphy Oil Corp.                                          1,600             87
                                                                    ----------

                                                                           237
                                                                    ----------

MATERIALS AND PROCESSING - 11.9%
ACX Technologies, Inc. (a)                                2,000             49
Amcast Industrial Corp.                                   1,300             30
Ameron, Inc.                                                300             19
Brush Wellman, Inc.                                       1,300             32
CalMat Co.                                                1,300             36
Carbide/Graphite Group, Inc. (The) (a)                      300             10
Centex Corp.                                              3,100            195
Chase Industries, Inc. (a)                                1,700             43


                                                      Aggressive Equity Fund  15

AGGRESSIVE EQUITY FUND

December 31, 1997


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Commonwealth Industries, Inc.                             1,300     $       19
Dekalb Genetics Corp. Class B                               600             24
Dexter Corp.                                              1,700             73
Florida Rock Industries, Inc.                             1,400             32
Giant Cement Holding, Inc. (a)                              900             21
Halter Marine Group, Inc. (a)                             1,350             39
Hughes Supply, Inc.                                       1,800             63
Interface, Inc.                                           2,100             60
International Specialty Products (a)                      5,800             87
Lafarge Corp.                                             3,200             95
MacDermid, Inc.                                           1,100             89
Martin Marietta Materials, Inc.                           1,500             55
MasTec, Inc. (a)                                            200              5
Minerals Technologies, Inc.                                 800             36
Mohawk Industries, Inc. (a)                               4,050             89
Oneida, Ltd.                                              2,400             64
Reliance Steel & Aluminum Co.                               300              9
Simpson Manufacturing Co., Inc. (a)                       1,400             47
Southdown, Inc.                                           2,300            135
SPS Technologies, Inc. (a)                                  400             17
St. Mary Land & Exploration Co.                           1,000             34
TJ International, Inc.                                    1,500             37
Tredegar Industries, Inc.                                   900             59
Universal Forest Products, Inc.                             400              5
US Industries, Inc.                                       2,250             68
Vulcan Materials Co.                                      1,000            102
Webb (Del E.) Corp.                                       1,800             47
                                                                    ----------
                                                                         1,825
                                                                    ----------

OTHER ENERGY - 4.4%
Atwood Oceanics, Inc. (a)                                   400             19
Berry Petroleum Co. Class A                               2,000             35
BJ Services Co. (a)                                         700             50
Calenergy, Inc. (a)                                         400             11
Camco International, Inc.                                   200             13
El Paso Natural Gas Co.                                     400             27
EVI, Inc. (a)                                             1,000             52
Falcon Drilling Co., Inc. (a)                             3,300            116
Helmerich & Payne, Inc.                                   1,400             95
Ocean Energy, Inc. (a)                                      500             25
Oryx Energy Co. (a)                                       4,000            102
Penn Virginia Corp.                                         700             20
RPC, Inc.                                                 1,400             16
Smith International, Inc. (a)                               700             43
Thermo Ecotek Corp. (a)                                   1,300             24
Trico Marine Services, Inc. (a)                             900             26
                                                                    ----------

                                                                           674
                                                                    ----------

PRODUCER DURABLES - 9.0%
Aeroquip-Vickers, Inc.                                      600             29
AFC Cable Systems, Inc. (a)                               1,375             40
C&D Technologies, Inc.                                      300             14
Cincinnati Milacron, Inc.                                 2,400             62
Cohu, Inc.                                                1,100             33
Coltec Industries, Inc. (a)                               4,400            102
Credence Systems Corp. (a)                                  400             12
CTS Corp.                                                 2,400             77
Daniel Industries, Inc.                                   1,100             21
Dionex Corp. (a)                                            200             10
Ducommun, Inc. (a)                                        2,300             80
Electroglas, Inc. (a)                                       400              6
Encore Wire Corp. (a)                                       700             22
Fluke Corp.                                                 600             16
Franklin Electric Co., Inc.                                 500             31
GenCorp, Inc.                                             4,200            105
Helix Technology Corp.                                      400              8
Kuhlman Corp.                                             2,200             86
Lindsay Manufacturing Co.                                   300             13
MagneTek, Inc. (a)                                        1,200             23
Mathews International Corp. Class A                         400             18
Miller (Herman), Inc.                                       200             11
Pittway Corp. Class A                                       300             21
Robbins & Myers, Inc.                                     2,800            111
Snap-On Tools Corp.                                       1,900             83
Standard Pacific Corp.                                    1,800             28
Starrett (L.S.) Co. Class A                                 300             11
Tektronix, Inc.                                           2,600            103
Thiokol Corp.                                             1,000             81
Veeco Instruments, Inc. (a)                                 300              7
Watts Industries, Inc. Class A                            2,400             68
Wausau-Mosinee Paper Corp.                                  350              7
Zurn Industries, Inc.                                     1,300             41
                                                                    ----------

                                                                         1,380
                                                                    ----------

TECHNOLOGY - 8.0%
ANADIGICS, Inc. (a)                                       1,000             30
Aspen Technology, Inc. (a)                                  700             24
Boole & Babbage, Inc. (a)                                   400             12
Burr-Brown Corp. (a)                                        300             10
CHS Electronics, Inc. New (a)                               600             10
Citrix Systems, Inc. (a)                                    100              8
Dallas Semiconductor Corp.                                  600             24
Data General Corp. (a)                                    3,800             66
Davox Corp. (a)                                             400             13
Digital Microwave Corp. (a)                               3,600             52
Electro Scientific Industries, Inc. (a)                     700             27
Esterline Corp. (a)                                       1,900             68


16  Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

December 31, 1997

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
FactSet Research Systems, Inc. (a)                          400     $       12
Harbinger Corp. (a)                                         900             25
KEMET Corp. (a)                                             300              6
Microchip Technology, Inc. (a)                              300              9
National Computer Systems, Inc.                             800             28
Park Electrochemical Corp.                                1,200             34
Policy Management Systems Corp. (a)                       1,400             97
REMEC, Inc. (a)                                             500             11
Sandisk Corp. (a)                                           500             10
Sanmina Corp. (a)                                           900             61
Semtech Corp. (a)                                           400             16
SpeedFam International, Inc. (a)                            500             13
SPSS, Inc. (a)                                              300              6
Symantec Corp. (a)                                        4,100             90
Synopsys, Inc. (a)                                        1,304             46
Systems & Computer Technology Corp. (a)                   2,100            104
Tech-Sym Corp. (a)                                        1,300             33
Tracor, Inc. New (a)                                      1,800             55
Unitrode Corp. (a)                                          500             11
Veritas Software Corp. (a)                                  900             46
Viasoft, Inc. (a)                                           800             34
Vitesse Semiconductor Corp. (a)                             900             34
Volt Information Sciences, Inc. (a)                         900             48
Wind River Systems, Inc. (a)                                200              8
Yahoo! Inc. (a)                                             600             42
                                                                    ----------

                                                                         1,223
                                                                    ----------

UTILITIES - 13.0%
Aliant Communications, Inc.                               5,200            163
American Water Works, Inc.                                1,900             52
Black Hills Corp.                                         1,300             46
Boston Edison Co.                                         3,700            140
California Water Service Co.                              2,600            154
Central Hudson Gas & Electric Corp.                         800             35
Eastern Utilities Associates                              1,100             29
Energen Corp.                                             2,000             80
Interstate Power Co.                                      2,800            105
McLeodUSA, Inc. (a)                                         400             13
Minnesota Power & Light Co.                               1,900             83
National Fuel & Gas Co.                                   2,100            102
New York State Electric & Gas Corp.                       5,900            209
NIPSCO Industries, Inc.                                   2,200            109
NUI Corp.                                                 3,100             89
OGE Energy Corp.                                          1,000             55
Pacific Gateway Exchange, Inc. (a)                          700             38
Rochester Gas & Electric Corp.                            3,800            129
Sierra Pacific Resources                                  1,200             45
Tel-Save Holdings, Inc. (a)                               2,600             51
UGI Corp.                                                 4,300            126
United States Cellular Corp. (a)                          3,200             99
Washington Gas & Light Co.                                1,400             42
                                                                    ----------

                                                                         1,994
                                                                    ----------

TOTAL COMMON STOCKS
(cost $12,459)                                                          14,975
                                                                    ----------


                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ----------
SHORT-TERM INVESTMENTS - 2.7%
Federated Prime Cash Obligaton Fund (b)              $      366            366
United States Treasury Notes
5.125% due 04/30/98 (c)                                      50             50
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $415)                                                                416
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $12,874)(d) - 100.1%                                   15,391

OTHER ASSETS AND LIABILITIES,

NET - (0.1%)                                                               (19)
                                                                    ----------

NET ASSETS - 100.0%                                                 $   15,372
                                                                    ----------
                                                                    ----------


(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral by the custodian in connection with futures contracts purchased by the Fund.
(d) See Note 2 for federal income tax information.


        The accompanying notes are an integral part of the financial statements.

                                                      Aggressive Equity Fund  17

AGGRESSIVE EQUITY FUND

December 31, 1997

                                                                    UNREALIZED
                                                       NUMBER      APPRECIATION
                                                         OF       (DEPRECIATION)
                                                     CONTRACTS        (000)
                                                     ----------    ------------
FUTURES CONTRACTS
(Notes 2 and 3)

S & P 400 Midcap Index Futures Contracts
  expiration date 03/98                                      2      $        6
                                                                    ----------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                           $        6
                                                                    ----------
                                                                    ----------


(#) At December 31, 1997, United States Treasury Notes valued at $50 were held as collateral by the custodian in connection with futures contracts purchased by the Fund.


       The accompanying notes are an integral part of the financial statements.

18  Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997



ASSETS
Investments at market (identified cost $12,874,398)(Note 2)  . . . . . . . . . . . . . . . . . . . . . .      $   15,390,537
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              16,201
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              77,627
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,495
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . . . . . . . . . . . .               1,400
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,165
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          15,492,425

LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       46,563
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .              40,259
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              33,939
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             120,761
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   15,371,664
                                                                                                              --------------
                                                                                                              --------------
NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        3,172
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,098,319
Unrealized appreciation (depreciation) on:
Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,516,139
Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,950
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              11,425
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          11,736,659
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   15,371,664
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
($15,371,664 divided by 1,142,541 shares of $.01 par value
shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        13.45
                                                                                                              --------------
                                                                                                              --------------

        The accompanying notes are an integral part of the financial statements.

                                                      Aggressive Equity Fund  19

AGGRESSIVE EQUITY FUND

STATEMENT OF OPERATIONS

For the Period January 2, 1997 (Commencement of Operations) to December 31, 1997

INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      190,131
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              11,280
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             201,411

EXPENSES (Notes 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      116,490
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              85,644
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              11,506
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              22,418
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,831
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              14,002
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .               1,282
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              16,818
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .             271,991
  Expense reductions (Note 4)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            (118,714)
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             153,277
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              48,134
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             992,514
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             105,805           1,098,319
                                                                                          --------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,516,139
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,950           2,522,089
                                                                                          --------------      --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,620,408
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $    3,668,542
                                                                                                              --------------
                                                                                                              --------------


       The accompanying notes are an integral part of the financial statements.

20  Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the Period January 2, 1997 (Commencement of Operations) to December 31, 1997

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       48,134
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,098,319
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . . . . . . . . . . . .           2,522,089
                                                                                                              --------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . . . . .           3,668,542
                                                                                                              --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (44,962)
                                                                                                              --------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 5). . . . . . . . . . . . . .          11,723,084
                                                                                                              --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          15,346,664

NET ASSETS
  Beginning of period (original capital) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              25,000
                                                                                                              --------------

  End of period (including undistributed net investment income of $3,172)  . . . . . . . . . . . . . . .      $   15,371,664
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.

                                                      Aggressive Equity Fund  21

AGGRESSIVE EQUITY FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                                                     1997*
                                                                                                                  ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    10.00
                                                                                                                  ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             .04
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . .            3.45
                                                                                                                  ----------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3.49
                                                                                                                  ----------

LESS DISTRIBUTIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (.04)
                                                                                                                  ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    13.45
                                                                                                                  ----------
                                                                                                                  ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           35.07

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          15,372

  Ratios to average net assets (%)(b):
     Operating expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1.25
     Operating expenses, gross . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2.22
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             .39

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           91.56
  Average commission rate paid per share of security ($ omitted) . . . . . . . . . . . . . . . . . . . . . .           .0360

 * For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a) The total return for the period is not annualized.
(b) The ratios for the period are annualized.


22  Aggressive Equity Fund

NON-US FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1997 (Unaudited)

OBJECTIVE:   To provide favorable total return and diversification for US investors.

INVESTS IN: Primarily the equity securities of non-US companies in developed foreign markets.

STRATEGY:    The Fund uses a multi-manager strategy intended to achieve higher returns than its benchmark index with moderate risk by employing the investment management services of three managers with separate and distinct investment approaches. The Fund's primary source of added value is intended to be stock selection with only moderate country allocations relative to the index to capture the diversification benefits of international investment in an asset allocation context.


                                       [GRAPH]


                                                            LIPPER-C-
YEARS      NON-US FUND      SB BMI WORLD EX-US++++       INTERNATIONAL++
-----      -----------      ----------------------       ---------------
  *         $10,000               $10,000                    $10,000
1997        $10,030               $10,261                    $10,513

NON-US FUND                                     LIPPER-C- INTERNATIONAL FUNDS AVERAGE

PERIODS ENDED     GROWTH OF         TOTAL       PERIODS ENDED     GROWTH OF         TOTAL
  12/31/97         $10,000          RETURN        12/31/97         $10,000          RETURN
-------------   -------------   -------------   -------------   -------------   -------------
Inception         $  10,030         0.30%       Inception         $  10,513          5.13%

                                                SALOMON BROTHERS BROAD MARKET INDEX (BMI) EX-US++++

                                                PERIODS ENDED     GROWTH OF         TOTAL
                                                  12/31/97         $10,000          RETURN
                                                -------------   -------------   -------------
                                                Inception         $  10,261         2.61%

   * The Fund commenced operations on January 2, 1997.

  ++ Lipper-C- International Funds Average is the average total return for the universe of funds within the International Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++++ Salomon Brothers BMI Index ex-US is a comprehensive float-weighted equity index consisting of every company with an investable market capitalization of over $100 million in 22 countries.


24  Non-US Fund

NON-US FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1997 (Unaudited)


PERFORMANCE REVIEW

For the year ended December 31, 1997, the Non-US Fund had a total return of 0.3% as compared to the Salomon Brothers Broad Market Index ex-US, which gained 2.6% for the year. The Fund's shortfall to the benchmark was primarily due to weak security selection results from holdings in the United Kingdom and Singapore.

PORTFOLIO HIGHLIGHTS

The consequences of the economic crises sweeping Asia during the last four months of the year were felt in virtually all developed markets as well. Already in a recession attributed to a poorly timed increase in consumption taxes, prospects for Japan's economy worsened when the weakening economies of its Asian trading partners diminished prospects for Japan's export business. Several major corporate failures in Japan provided some indications of the severity of the situation. Japanese stocks dropped 28% during the year. Although European economies seemed much healthier, the uncertain exposure of European companies to these markets dampened enthusiasm during the fourth quarter, however, European stocks still gained 24% for the year.

While the Fund's emphasis on stock selection helped it avoid some of the major downturns in individual markets, poor results from UK holdings as well as the Fund's underweighting in the market contributed to a shortfall to the index for the year. The Fund's modest overweighting in Asian markets also had a negative impact.


--------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS

(AS A PERCENT OF TOTAL INVESTMENTS)                         December 31, 1997
Royal Dutch Petroleum Co. (Netherlands)                          2.7%
Schweiz Bankgesellsch (Switzerland)                              2.2
Lloyds TSB Group (UK)                                            2.0
Glaxo Wellcome (UK)                                              1.8
Toyota Motor Corp. (Japan)                                       1.7
Novartis AG (Switzerland)                                        1.7
Veba AG (Germany)                                                1.6
Eaux (France)                                                    1.6
Bank of Tokyo - Mitsubishi, Ltd. (Japan)                         1.4
Nippon Telegraph & Telephone Corp. (Japan)                       1.4

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS                                   December 31, 1997
Current P/E Ratio                                                      21.9x
Portfolio Price/Book Ratio                                             2.39x
Market Capitalization - $-Weighted Average                         29.80 Bil
Number of Holdings                                                       193

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MONEY MANAGERS                                         STYLES

Oechscle International Advisors                        Growth
The Boston Company Asset Management                    Value

--------------------------------------------------------------------------------

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                 Non-US Fund  25

NON-US FUND

STATEMENT OF NET ASSETS

December 31, 1997

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
COMMON STOCKS - 92.2%
AUSTRALIA - 2.1%
Amcor, Ltd.                                                 900     $        4
Broken Hill Proprietary Co.                               3,100             29
CSR, Ltd.                                                 5,100             17
Mayne Nickless, Ltd.                                      3,000             16
National Australia Bank, Ltd.                               900             13
Southcorp Holdings, Ltd.                                  3,500             11
Telstra Corp., Ltd. (a)                                   2,000              4
Western Mining Corp., Ltd.                                8,700             30
Westpac Banking Corp.                                     3,233             21
                                                                    ----------

                                                                           145
                                                                    ----------

AUSTRIA - 0.2%
OMV AG                                                      100             14
                                                                    ----------

                                                                            14
                                                                    ----------

BELGIUM - 1.0%
Algem Maatsch Voor Nijverheidskredit
Almanij NPV                                                 500             25
Credit Communal Holding/ Dexia NPV                          150             20
Groupe Bruxelles Lambert NPV                                 60              9
PetroFina SA NPV                                             35             13
                                                                    ----------

                                                                            67
                                                                    ----------

DENMARK - 1.3%
Jyske Bank AS (Regd.)                                       400             49
Novo Nordisk AS Series B                                    299             43
                                                                    ----------

                                                                            92
                                                                    ----------

FINLAND - 0.5%
Kymmene OY                                                1,000             20
Rautaruukki OY                                            1,600             13
                                                                    ----------

                                                                            33
                                                                    ----------

FRANCE - 8.9%
AXA - UAP                                                   482             37
Carrefour SA                                                 48             25
Cie de St. Gobain                                           176             25
Cie Finance Paribas Class A (BR)                            555             48
Eaux (cie Generale)                                         762            106
Elf Aquitaine SA                                            530             61
Eridania Beghin-Say                                         100             16
France Telecom SA (a)                                       860             31
L'Air Liquide                                               324             51
Lagardere Groupe (Regd)                                     752             25
Peugeot SA                                                  156             20
Sanofi SA                                                   393             44
SEITA                                                       500             18
SGS Thomson Microelectronics (a)                            470             29
Societe Generale                                            150             20
Thomson-CSF                                                 500             16
Union des Assurances Federales                              200             26
Usinor Sacilor                                              647              9
                                                                    ----------

                                                                           607
                                                                    ----------

GERMANY - 8.5%
Bilfinger & Berger BAU AG                                   310             10
Continental AG                                            1,530             34
Deutsche Bank AG                                          1,040             73
Deutsche Lufthansa AG (a)                                 1,870             36
Douglas Holding AG                                          550             17
Dresdner Bank AG                                            505             23
Hannover Rueckversicherungs AG                              301             28
Henkel KGAA                                                 260             15
Karstadt AG                                                  50             17
Muenchener Rueckversicherungs-Gesellschaft AG               227             85
ProSieben Media AG - ADR (a)                                 40              1
SAP AG                                                       80             24
Schering AG                                                 140             13
SGL Carbon AG                                               200             26
Siemens AG                                                1,040             62
SKW Trostberg AG                                            340             11
Veba AG                                                   1,582            108
                                                                    ----------

                                                                           583
                                                                    ----------

HONG KONG - 2.5%
Dickson Concepts International, Ltd.                      8,000             12
Hong Kong Electric Holding, Ltd.                          9,000             34
HSBC Holdings (UK Regd) PLC                               1,600             39
Hutchison Whampoa, Ltd.                                   6,000             38
New World Development Co., Ltd.                           3,000             10
Sun Hung Kai Properties, Ltd.                             4,000             28
Swire Pacific, Ltd. Class A                               2,500             14
                                                                    ----------

                                                                           175
                                                                    ----------


26  Non-US Fund

NON-US FUND

December 31, 1997

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

ITALY - 3.3%
Ente Nazionale Idrocarburi SPA (Regd)                     8,800     $       50
Fiat di Risp SPA                                         13,000             21
Istituto Mobiliane Italiano SPA                           3,000             36
Istituto Nazionale Delle Assicurazioni                   30,000             61
Telecom Italia SPA (a)                                   14,000             62
                                                                    ----------

                                                                           230
                                                                    ----------

JAPAN - 22.5%
Bank Of Tokyo - Mitsubishi, Ltd.                          7,000             96
Bridgestone Tire Corp.                                    3,000             65
Canon Sales Co., Inc.                                     3,000             34
Canon, Inc.                                               1,000             23
Dai Ichi Kangyo Bank                                      1,000              6
Daiken Corp.                                              6,000             15
DDI Corp.                                                     6             16
Fanuc Co.                                                 1,000             38
Fuji Photo Film Co.                                       1,000             38
Fujitsu, Ltd.                                             7,000             75
Hitachi, Ltd.                                             4,000             28
Ishihara Sangyo (a)                                      18,000             20
Japan Tobacco, Inc.                                           8             57
Mitsubishi Corp.                                          4,000             32
Mitsubishi Estate Co., Ltd.                               6,000             65
Mitsui Mining & Smelting                                 11,000             44
Mitsui Trust & Banking                                   22,000             43
Nippon Steel Corp.                                       16,000             24
Nippon Telegraph & Telephone Corp.                           11             94
Nissan Motor Co., Ltd.                                    7,000             29
Nomura Securities                                         2,000             27
NSK, Ltd.                                                 7,000             17
Ricoh Co., Ltd.                                           3,000             37
San-In Godo Bank                                          6,000             36
Sekisui Chemical Co., Ltd.                               10,000             51
Sony Corp.                                                  700             62
Sumitomo Forestry                                         3,000             15
Takeda Chemical Industries                                2,000             57
TDK Corp.                                                 1,000             75
Tokyo Electric Power                                      1,800             33
Toppan Printing                                           3,000             39
Toyota Motor Corp.                                        4,000            115
West Japan Railway Co.                                       16             51
Yamanouchi Pharmaceutical                                 4,000             86
                                                                    ----------

                                                                         1,543
                                                                    ----------

MALAYSIA - 0.6%
Boustead Holdings Berhad                                  6,000              5
Commerce Asset Holdings                                   1,600              1
Gamuda Berhad                                            10,100              5
IND Oxygen, Inc.                                         14,000              4
Malakoff Berhad                                           7,000             15
Tanjong PLC                                               7,000             12
                                                                    ----------

                                                                            42
                                                                    ----------

NETHERLANDS - 5.7%
Aegon                                                       279             25
ING Groep NV                                              1,462             62
Ispat International NV Class A (a)                          403              9
Koninklijke Ahold NV                                        920             24
Philips Electronics                                         690             41
Royal Dutch Petroleum Co.                                 3,240            178
Unilever NV                                                 880             54
                                                                    ----------

                                                                           393
                                                                    ----------

NEW ZEALAND - 0.3%
Lion Nathan, Ltd.                                         4,300             10
Telecom Corp. of New Zealand, Ltd.                        2,300             11
                                                                    ----------

                                                                            21
                                                                    ----------

NORWAY - 0.3%
Kvaerner Industries AS Series B                             240             11
Norsk Hydro AS                                              260             13
                                                                    ----------

                                                                            24
                                                                    ----------

SINGAPORE - 0.7%
Singapore Airlines, Ltd. (Alien Market)                   3,000             20
Singapore Press Holdings (Alien Market)                   1,000             12
United Overseas Bank, Ltd. (Alien Market)                 3,000             17
                                                                    ----------

                                                                            49
                                                                    ----------

SPAIN - 2.5%
Acerinox SA                                                  44              6
Banco Bilbao Vizcaya SA                                   1,600             52
Banco Popular Espanol SA                                    180             13
Hidroelectrica del Cantabrico SA                            480             21
Iberdrola SA                                              3,800             50


                                                                 Non-US Fund  27

NON-US FUND

December 31, 1997

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Repsol SA                                                   600     $       26
Vallehermoso SA                                             200              6
                                                                    ----------

                                                                           174
                                                                    ----------

SWEDEN - 2.4%
Autoliv, Inc.                                             1,620             53
Incentive AB Series B Free                                  400             36
Skandia Group Foersakerings Free                          1,126             53
SKF AB Series A                                           1,300             26
                                                                    ----------

                                                                           168
                                                                    ----------

SWITZERLAND - 7.3%
ABB AG (BR)(a)                                               15             19
Holderbank Financiere Glarus AG (BR)                         23             19
Liechtenstein Global Trust AG (PC)                           40             25
Nestle SA (Regd)                                             53             79
Novartis AG (Regd)                                           68            110
Roche Holdings Genusscheine AG NPV                            8             79
Schweiz Bankgesellsch (BR)                                  102            147
Schweiz Ruckversicher (Regd)                                 13             24
                                                                    ----------

                                                                           502
                                                                    ----------

UNITED KINGDOM - 21.6%
Allied Colloids PLC                                       7,900             22
Allied Irish Banks                                        3,200             31
Amersham International PLC                                  300             11
B.A.T. Industries PLC                                     3,900             36
BASS PLC                                                  2,000             31
Billiton PLC (a)                                          4,200             11
British Airways PLC                                       2,300             21
British Petroleum Co. PLC                                 4,291             57
British Sky Broadcasting Group PLC                          600              4
British Telecom PLC                                       6,900             54
Burmah Castrol PLC                                          700             12
Cadbury Schweppes PLC                                     2,200             22
Compass Group PLC                                         2,000             25
Diageo PLC                                                4,100             38
Flextech PLC (a)                                            900              8
General Cable PLC (a)                                     3,600              5
General Electric Co. PLC                                  1,900             12
Glaxo Wellcome PLC                                        4,900            117
Glynwed International PLC                                 4,800             20
Great University Stores PLC                               3,000             38
HSBC Holdings PLC                                         2,100             54
Kingfisher PLC                                            1,300             18
Lloyds TSB Group PLC                                     10,100            131
LucasVarity PLC                                           5,400             19
MEPC PLC                                                  2,500             21
MFI Furniture Group PLC                                  10,684             21
National Power PLC                                        1,700             17
Pilkington Brothers PLC                                   9,000             19
Prudential Corp. PLC                                      3,400             41
Racal Electronics PLC                                     5,300             23
Rank Group PLC                                            4,800             27
Reed International                                        1,500             14
Rio Tinto Corp. PLC (Regd)                                  650              8
RMC Group PLC                                             1,100             16
Rolls-Royce PLC                                           4,000             15
Royal & Sun Alliance Insurance Group PLC                  3,000             30
Royal Bank of Scotland Group PLC                          3,700             47
Sainsbury (J.) PLC                                        4,100             35
Scottish Power PLC                                        4,950             44
Sears PLC                                                14,000             12
Shell Transportation & Trading PLC (Regd)                 3,600             25
Smith & Nephew PLC                                        5,000             15
Standard Chartered Bank Group PLC                         2,144             23
Tomkins PLC                                               4,500             21
Unilever PLC                                              4,600             40
United Newspaper, Ltd. PLC                                1,000             11
Vickers, Ltd. PLC                                         5,000             19
Vodafone Group PLC                                        7,400             53
Wessex Water PLC                                          4,000             34
Zeneca Group PLC                                          1,400             50
                                                                    ----------

                                                                         1,478
                                                                    ----------

TOTAL COMMON STOCKS
(cost $6,351)                                                            6,340
                                                                    ----------

PREFERRED STOCKS - 2.3%
AUSTRALIA - 0.6%
News Corp., Ltd.                                          5,300             26
WBK STRYPES Trust (conv.)                                   400             13
                                                                    ----------

                                                                            39
                                                                    ----------


28  Non-US Fund

NON-US FUND

December 31, 1997

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
AUSTRIA - 0.3%
Bank Austria AG (a)                                         484     $       22
                                                                    ----------

                                                                            22
                                                                    ----------

GERMANY - 1.4%
Krones AG NV                                                 30              9
ProSieben Media AG NV (a)                                   226             11
RWE AG                                                    1,110             47
SAP AG                                                       90             29
                                                                    ----------

                                                                            96
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $126)                                                                157
                                                                    ----------

                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ----------
LONG-TERM INVESTMENTS - 0.4%
JAPAN - 0.4%
STB Cayman Capital, Ltd. (conv.)
 0.500% due 10/01/07                          JPY         5,000             28
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $43)                                                                  28
                                                                    ----------

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
SHORT-TERM INVESTMENTS - 2.0%
UNITED STATES - 2.0%
Federated Prime Cash Obligaton Fund (b)              $      141     $      141
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $141)                                                                141
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $6,661)(c) - 96.9%                                      6,666

OTHER ASSETS AND LIABILITIES,
NET - 3.1%                                                                 210
                                                                    ----------

NET ASSETS - 100.0%                                                 $    6,876
                                                                    ----------
                                                                    ----------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
NPV - No Par Value
NV - Nonvoting
PLC - Public Limited Company

FOREIGN CURRENCY ABBREVIATIONS:
JPY - Japanese yen


        The accompanying notes are an integral part of the financial statements.

                                                                 Non-US Fund  29

NON-US FUND

December 31, 1997

                                                        % OF          MARKET
                                                        NET            VALUE
GEOGRAPHIC DIVERSIFICATION                             ASSETS          (000)
-------------------------------                      ----------     ----------
Europe                                                   43.7%        $  3,005
Japan                                                    22.8            1,571
United Kingdom                                           21.5            1,478
Pacific Basin                                             6.7              458
United States (Short-Term Investments)                    2.0              141
Other                                                     0.2               13
                                                     ----------     ----------

Total Investments                                        96.9            6,666
Other Assets and Liabilities, Net                         3.1              210
                                                     ----------     ----------

NET ASSETS                                              100.0%      $    6,876
                                                     ----------     ----------
                                                     ----------     ----------

                                                        % OF          MARKET
                                                        NET            VALUE
INDUSTRY DIVERSIFICATION                               ASSETS          (000)
-------------------------------                      ----------     ----------
Auto & Transportation                                     7.2%      $      495
Consumer Discretionary                                   10.1              697
Consumer Staples                                          7.2              492
Financial Services                                       23.6            1,625
Health Care                                               9.1              625
Integrated Oils                                           4.6              319
Materials & Processing                                    8.8              603
Miscellaneous                                             2.5              169
Other Energy                                              2.8              191
Producer Durables                                         4.3              298
Technology                                                5.1              350
Utilities                                                 9.2              633
Long-Term Investments                                     0.4               28
Short-Term Investments                                    2.0              141
                                                     ----------     ----------

Total Investments                                        96.9            6,666
Other Assets and Liabilities, Net                         3.1              210
                                                     ----------     ----------

NET ASSETS                                              100.0%      $    6,876
                                                     ----------     ----------
                                                     ----------     ----------


        The accompanying notes are an integral part of the financial statements.

30  Non-US Fund

NON-US FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997



ASSETS
Investments at market (identified cost $6,660,827)(Note 2) . . . . . . . . . . . . . . . . . . . . . . .      $    6,666,445
Foreign currency holdings (identified cost $211,286) . . . . . . . . . . . . . . . . . . . . . . . . . .             208,167
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              13,458
  Investments sold (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             120,420
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,495
  Foreign taxes recoverable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              11,036
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,165
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           7,026,186

LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      100,557
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .              21,784
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              27,586
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             149,927
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    6,876,259
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       84,375
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (133,143)
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,618
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (3,832)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,857
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,916,384
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    6,876,259
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($6,876,259 divided by 685,744 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        10.03
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.

                                                                 Non-US Fund  31

NON-US FUND

STATEMENT OF OPERATIONS

For the Period January 2, 1997 (Commencement of Operations) to December 31, 1997


INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      156,720
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,567
  Less foreign taxes withheld  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (18,810)
                                                                                                              --------------

    Total Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             147,477

EXPENSES (Notes 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       61,283
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             119,296
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,877
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              18,125
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,501
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              14,002
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .               1,281
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              11,731
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .             236,096
  Expense reductions (Note 4)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            (152,235)
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              83,861
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              63,616
                                                                                                              --------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (133,143)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .              20,759            (112,384)
                                                                                          --------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,618
  Foreign currency-related transactions  . . . . . . . . . . . . . . . . . . . . . .              (3,832)              1,786
                                                                                          --------------      --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (110,598)
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .      $      (46,982)
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.

32  Non-US Fund

NON-US FUND

STATEMENT OF CHANGES IN NET ASSETS

For the Period January 2, 1997 (Commencement of Operations) to December 31, 1997


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       63,616
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (112,384)
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . . . . . . . . . . . .               1,786
                                                                                                              --------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . . . . .             (46,982)
                                                                                                              --------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). . . . . . . . . . . . . .           6,898,241
                                                                                                              --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,851,259

NET ASSETS
  Beginning of period (original capital) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              25,000
                                                                                                              --------------

  End of period (including undistributed net investment income of $84,375) . . . . . . . . . . . . . . .      $    6,876,259
                                                                                                              --------------
                                                                                                              --------------

        The accompanying notes are an integral part of the financial statements.

                                                                 Non-US Fund  33

NON-US FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                                                     1997*
                                                                                                                  ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    10.00
                                                                                                                  ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .09
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . .          (.06)
                                                                                                                  ----------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .03
                                                                                                                  ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    10.03
                                                                                                                  ----------
                                                                                                                  ----------

TOTAL RETURN (%)(a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .30

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,876

  Ratios to average net assets (%)(b):
     Operating expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1.30
     Operating expenses, gross . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3.60
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .98

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         68.54
  Average commission rate paid per share
     of security ($ omitted)(c)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         .0026

 *  For the period January 2, 1997 (commencement of operations) to
    December 31, 1997.
(a) The total return for the period is not annualized.
(b) The ratios for the period are annualized.
(c) In certain foreign markets the relationship between the translated U.S. dollar price per share and commission paid per share may vary from that of domestic markets.


34  Non-US Fund

CORE BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1997 (Unaudited)


OBJECTIVE:   To provide effective diversification against equities and a stable level of cash flow.

INVESTS IN:  Fixed-income securities.


STRATEGY:    The Fund uses a multi-style, multi-manager strategy and employed two managers with distinct approaches to managing portfolios of intermediate-maturity, investment-grade fixed income securities.


                                       [GRAPH]




YEARS      CORE BOND FUND      LB AGGREGATE**
-----      --------------      --------------
 *            $10,000             $10,000
1997          $10,973             $10,966



CORE BOND FUND                                  LEHMAN BROTHERS AGGREGATE BOND INDEX

PERIODS ENDED     GROWTH OF         TOTAL       PERIODS ENDED     GROWTH OF         TOTAL
  12/31/97         $10,000          RETURN        12/31/97         $10,000          RETURN
-------------   -------------   -------------   -------------   -------------   -------------
Inception         $  10,973         9.73%       Inception         $  10,966         9.66%



*  The Fund commenced operations on January 2, 1997.

** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman
   Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.


36  Core Bond Fund

CORE BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1997 (Unaudited)


PERFORMANCE REVIEW

For the year ended December 31, 1997, the Core Bond Fund reflected a total return of 9.7% as compared to the Lehman Brothers Aggregate Bond Index which also gained 9.7%. The Fund equaled the benchmark based on the performance of its mortgage-backed holdings and its longer duration position versus the index.

PORTFOLIO HIGHLIGHTS

Interest rates declined throughout the year as signs of disinflation, or even deflation, helped ease yields. Although quite volatile again in 1997, the trend in falling yields was quite strong, with the yield on the long bond reaching its lowest point since its introduction in 1977. The Federal Reserve Board added uncertainty to the market, but made only one interest rate move during the year, a 1/4% increase in the first quarter. With trends in the economy suggesting stable growth and no inflation, investors found appealing opportunities in several segments of the bond markets, including lower quality corporate issues.

Uncertainties in the marketplace for bonds created some challenging opportunities to add value. The Fund generated positive returns through security selection, with a focus on exploiting favorable yield spreads, particularly in mortgage-backed securities. However, mortgage-backed securities appeared to be exposed to prepayments late in the year, as rates on mortgages reached very attractive levels. Contrary to these expectations, the sector proved to be the best performer versus duration-equivalent alternatives. Reflecting the benefit of multiple manager perspectives, PIMCO was able to maintain an overweighting in the sector by focusing on securities less vulnerable to prepayment concerns, helping offset the reduction in mortgage-backed positions by Standish, Ayer & Wood. While the strong performance of corporate issues throughout the first three quarters also contributed positively to the Fund's performance, the market's flight to quality in the fourth quarter produced weak returns from lower quality issues in the sector.

--------------------------------------------------------------------------------

TOP TEN ISSUERS

(AS A PERCENT OF TOTAL INVESTMENTS)                         December 31, 1997
United States Treasury                                           25.6%
Federal National Mortgage Association                            21.9
Federal Home Loan Mortgage Corp.                                  1.8
Government National Mortgage Association                          1.4
The Money Store Home Equity Trust                                 1.2
Citicorp                                                          1.1
Bear Stearns Capital Trust                                        1.1
Golman Sachs Group, L.P.                                          0.8
Crescent Real Estate Equities                                     0.8
First Nationwide Holdings                                         0.6

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS                                   December 31, 1997
Weighted Average Quality Diversification                                 AAA
Weighted Average Years-to Maturity                                 8.2 Years
Weighted Average Duration                                          4.9 Years
Current Yield (SEC 30-day standardized)                                 6.5%
Number of Issues                                                          79
Number of Issuers                                                         69

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MONEY MANAGERS                                         STYLES

Pacific Investment Management Co.                      Broad Market-Sector
                                                       Rotation
Standish, Ayer & Wood                                  Broad Market-Sector
                                                       Rotation

--------------------------------------------------------------------------------

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                              Core Bond Fund  37

CORE BOND FUND

STATEMENT OF NET ASSETS

December 31, 1997

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
LONG-TERM INVESTMENTS - 78.4%
ASSET-BACKED SECURITIES - 2.5%
Citibank Credit Card Master Trust I
  Series 1997-6 Class A Principal Only
     Zero Coupon due 08/15/06                        $       75     $       50
Residential Funding Mortgage Securities II
  Series 1997-HS5 Class M1
      7.010% due 05/25/27                                    50             51
The Money Store Home Equity Loan Trust
  Series 1994-D Class A-4
      8.750% due 09/15/20                                    50             52
  Series 1996-B Class A5
      7.180% due 02/15/15                                    60             61
                                                                    ----------

                                                                           214
                                                                    ----------

CORPORATE BONDS AND NOTES - 19.4%
Advanta Home Equity Loan Trust
      7.040% due 12/25/28                                    50             50
Amerus Capital I Series A
      8.850% due 02/01/27                                    25             28
BankBoston Corporation
      6.875% due 07/15/03                                    25             26
Bear Stearns Capital Trust I
      7.000% due 01/15/27                                   100            101
Chancellor Radio Broadcasting
      8.125% due 12/15/07                                    25             25
Citicorp
      9.500% due 02/01/02                                    50             56
Colonial Realty LP (MTN)
      7.160% due 01/17/03                                    50             52
Crescent Real Estate Equities
      6.625% due 09/15/02                                    75             75
Dime Bancorp Trust I Series A
      9.330% due 05/06/27                                    25             28
Exide Corp.
      2.900% due 12/15/05                                    50             32
Ferrellgas LP/Financing Corp. Series A
     10.000% due 08/01/01                                    35             37
First Nationwide Parent Holdings
     12.500% due 04/15/03                                    50             57
First Tennessee Capital I Series A
      8.070% due 01/06/27                                    25             26
Goldman Sachs Group, LP
      6.200% due 02/15/01                                    75             75
Great Atlantic & Pacific Tea Inc
      7.700% due 01/15/04                                    25             26
Imperial Capital Trust I Series B
      9.980% due 12/31/26                                    25             28
Imperial Credit Industries, Inc., Series B
      9.875% due 01/15/07                                    35             34
Jackson National Life Insurance Co.
      8.150% due 03/15/27                                    25             27
Kaufman and Broad Home Corp.
      7.750% due 10/15/04                                    50             50
Lite-On Technology Corp.
     Zero Coupon due 12/01/02 (conv.)                        50             50
Markel Capital Trust I Series B
      8.710% due 01/01/46                                    25             27
Meditrust
      7.375% due 07/15/00                                    25             26
MMI Trups
      7.625% due 12/15/27                                    25             25
Ocwen Financial Corp.
     11.875% due 10/01/03                                    50             56
Orion Capital Trust I
      8.730% due 01/01/37                                    25             27
REAC USA Finance Co. (MTN)
      7.500% due 06/15/03                                    50             53
Reliance Group Holdings, Inc.
      9.000% due 11/15/00                                    50             52
Revlon Worldwide
     Zero Coupon due 03/15/01                                40             28
Rose Hills Co.
      9.500% due 11/15/04                                    25             26
Salomon, Inc. (MTN)
      6.625% due 11/30/00                                    25             25
Simon Debartolo Group, LP
      6.875% due 11/15/06                                    50             50
Sinclair Broadcast Group, Inc.
      8.750% due 12/15/07                                    50             50
Southland Corp. Series A
      4.500% due 06/15/04                                    50             41
Summit Properties Inc.
      7.200% due 08/15/07                                    25             26
Sun Healthcare Group, Inc.
      9.500% due 07/01/07                                    25             26
Tanger Properties LP
      8.750% due 03/11/01                                    25             26
      7.875% due 10/24/04                                    25             25


38  Core Bond Fund

CORE BOND FUND

December 31, 1997

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
Taubman Realty Group, LP
      8.000% due 06/15/99                            $       25     $       26
Tenet Healthcare Corp.
      8.625% due 12/01/03                                    25             26
Toll Brothers Corp.
      7.750% due 09/15/07                                    25             25
Travelers Property Casualty Corp.
      6.750% due 04/15/01                                    25             25
United Companies Financial Corp.
      7.700% due 01/15/04                                    25             26
Viacom, Inc.
      7.750% due 06/01/05                                    25             25
Westinghouse Credit Corp.
      8.875% due 06/14/14                                    25             28
                                                                    ----------

                                                                         1,653
                                                                    ----------

MORTGAGE-BACKED SECURITIES - 27.5%
Chase Commercial Mortgage Securities Corp.
      6.600% due 12/19/07                                    25             24
Federal Home Loan Mortgage Corp. Groups
  Participation Certificate
      6.000% due 2011                                        95             94
      7.500% due 2026                                        74             76
Federal National Mortgage Association Pools
      8.500% due 2025                                        27             28
      7.000% due 2026                                       321            324
Federal National Mortgage Association
  (REMIC) Series 1992-10 Class ZD
      8.000% due 11/25/21                                   796            874
Federal National Mortgage Association
      6.500% 30 Year TBA (c)                                800            790
Government National Mortgage
  Association Pools
      7.000% due 2026                                       132            133
                                                                    ----------

                                                                         2,343
                                                                    ----------

NON-US BONDS - 0.3%
Videotron Holdings PLC Step Up Bond
  Zero Coupon until 07/01/99 due 07/01/04                    25             24
                                                                    ----------

                                                                            24
                                                                    ----------

UNITED STATES GOVERNMENT
TREASURIES - 27.7%
United States Treasury Bonds
      8.125% due 08/15/19                                   375            469
      6.500% due 11/15/26                                   250            267
United States Treasury Notes
      5.625% due 11/30/98                                    50             50
      6.000% due 06/30/99                                    50             50
      6.625% due 06/30/01                                   265            272
      6.250% due 10/31/01                                   350            356
      6.625% due 04/30/02                                    25             26
      5.750% due 08/15/03                                   350            350
      6.500% due 10/15/06                                   500            524
                                                                    ----------

                                                                         2,364
                                                                    ----------
YANKEE BONDS - 1.0%
Applied International Finance
     11.750% due 10/01/05                                    25             23
Call Net Enterprises, Inc.
     Zero Coupon until 12/15/02
     due 08/15/07                                            25             17
Royal Caribbean Cruises
      7.500% due 10/15/27                                    25             25
Tata Engineering & Locomotive, Ltd.
      7.875% due 07/15/07                                    25             25
                                                                    ----------

                                                                            90
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $6,511)                                                            6,688
                                                                    ----------
                                                       NUMBER
                                                         OF
                                                       SHARES
                                                     ----------
PREFERRED STOCKS - 1.0%
El Paso Electric Co. Series A                               215             24
Primedia, Inc.                                              250             25
Time Warner, Inc.                                            31             34
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $81)                                                                  83
                                                                    ----------


                                                              Core Bond Fund  39

CORE BOND FUND

December 31, 1997

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
SHORT-TERM INVESTMENTS - 28.8%
Federated Prime Cash Obligaton Fund (a)              $    2,454     $    2,454
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,454)                                                            2,454
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $9,046)(b)- 108.2%                                      9,225

OTHER ASSETS AND LIABILITIES,
NET - (8.2%)                                                              (702)
                                                                    ----------

NET ASSETS - 100.0%                                                 $    8,523
                                                                    ----------
                                                                    ----------


(a) At cost, which approximates market.
(b) See Note 2 for federal income tax information.
(c) Forward commitment. See Note 2.

ABBREVIATIONS:
LP - Limited Partnership
MTN - Medium Term Note
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security


        The accompanying notes are an integral part of the financial statements.

40  Core Bond Fund

CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997


ASSETS
Investments at market (identified cost $9,046,217)(Note 2) . . . . . . . . . . . . . . . . . . . . . . .      $    9,225,360
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             103,084
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,652
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,495
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,165
                                                                                                              --------------

     Total Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           9,336,756

LIABILITIES
Payables:
  Investments purchased (delayed settlement)(Note 2) . . . . . . . . . . . . . . . .      $      784,125
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .               4,249
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              25,699
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             814,073
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    8,522,683
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      118,541
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              43,932
Unrealized appreciation (depreciation) on investments  . . . . . . . . . . . . . . . . . . . . . . . . .             179,143
Shares of beneficial interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               8,160
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           8,172,907
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    8,522,683
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
($8,522,683 divided by 815,958 shares of $.01 par value
shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        10.45
                                                                                                              --------------
                                                                                                              --------------



        The accompanying notes are an integral part of the financial statements.

                                                              Core Bond Fund  41

CORE BOND FUND

STATEMENT OF OPERATIONS

For the Period January 2, 1997 (Commencement of Operations) to December 31, 1997

INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      479,879
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              38,769
                                                                                                              --------------
     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             518,648

EXPENSES (Notes 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       43,221
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              65,044
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               8,792
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              19,925
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,354
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              14,002
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .               1,281
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,912
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .             165,531
  Expense reductions (Note 4)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            (107,903)
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              57,628
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             461,020
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              40,078
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .             179,143
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             219,221
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $      680,241
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.

42  Core Bond Fund

CORE BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

For the Period January 2, 1997 (Commencement of Operations) to December 31, 1997

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      461,020
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              40,078
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . . . . . . . . . . . .             179,143
                                                                                                              --------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . . . . .             680,241
                                                                                                              --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (338,625)
                                                                                                              --------------
FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 5). . . . . . . . . . . . . .           8,156,067
                                                                                                              --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           8,497,683

NET ASSETS
  Beginning of period (original capital) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              25,000
                                                                                                              --------------

  End of period (including undistributed net investment income of $118,541)  . . . . . . . . . . . . . .      $    8,522,683
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.


                                                              Core Bond Fund  43

CORE BOND FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                                                     1997*
                                                                                                                  ----------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    10.00
                                                                                                                  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .64
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . .           .30
                                                                                                                  ----------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .94
                                                                                                                  ----------
LESS DISTRIBUTIONS:
  Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (.49)
                                                                                                                  ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    10.45
                                                                                                                  ----------
                                                                                                                  ----------
TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9.73

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         8,523

  Ratios to average net assets (%)(b):
     Operating expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .80
     Operating expenses, gross . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2.20
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6.38

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         53.86


 * For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a) The total return for the period is not annualized.
(b) The ratios for the period are annualized.


44  Core Bond Fund

RUSSELL INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 1997


1.  ORGANIZATION

    Russell Insurance Funds (the "Investment Company") is a series mutual fund with four investment portfolios, referred to as "Funds." These financial statements report on the Funds, each of which has distinct investment objectives and strategies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of these financial statements.

    SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    International equity and fixed income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

    Short-term investments maturing within 60 days of the valuation date are valued at amortized cost unless the Board of Trustees determines that amortized cost does not represent fair value.

    The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

    INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund. The Funds may lend portfolio securities but have not done so in 1997.

    INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

    AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short-term and long-term premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

    FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

    It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal income tax provision was required for the Funds. From November 1, 1997 to December 31, 1997, the Non-US Fund incurred net realized capital losses of $186,584. As permitted by tax regulations, the Non-US Fund intends to elect to defer these losses and treat them as arising in the year ending December 31, 1998.


                                               Notes to Financial Statements  45

RUSSELL INSURANCE FUNDS

December 31, 1997


    The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 1997 are as follows:


                                                     GROSS           GROSS             NET
                                 FEDERAL TAX      UNREALIZED       UNREALIZED       APPRECIATION
                                    COST         APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                                -------------    ------------    --------------    --------------
    Multi-Style Equity           $ 19,770,494     $ 4,349,340     $ (413,645)       $  3,935,695
    Aggressive Equity              12,875,519       2,836,405       (321,387)          2,515,018
    Non-US                          6,938,147         668,551       (732,086)            (63,535)
    Core Bond                       9,047,208         186,111         (7,959)            178,152

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly, except for the Non-U.S. Fund, which generally declares and pays dividends annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

    The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, and certain securities sold at a loss. Accordingly, a Fund may periodically make a reclassification among certain of its capital accounts without impacting its net asset value.

    The following reclassifications have been made to reflect activity for the year ended December 31, 1997:

                        UNDISTRIBUTED     ACCUMULATED
                        NET INVESTMENT    NET REALIZED
                            INCOME        GAIN (LOSS)
                        --------------    ------------
          Non-US        $    20,759       $  (20,759)
          Core Bond          (3,854)           3,854

    EXPENSES: The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Manager"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all Funds principally based on their relative net assets.

    DEFERRED ORGANIZATION EXPENSES: Organization costs of the Funds have been deferred and are being amortized over 60 months on a straight-line basis.

    FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Non-US Fund are translated into U.S. dollars on the following basis:

          (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

          (b) Outstanding purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

    Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-US Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period-end, as a result of changes in the exchange rates.


46  Notes to Financial Statements

RUSSELL INSURANCE FUNDS

December 31, 1997


    It is not practical to isolate that portion of the results of operations of the Non-US Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Non-US Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

    DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

    The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn market-like returns with their excess and liquidity reserve cash balances. Hedging is used by some funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that allow them to meet their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

    FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Non-US Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that is recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at December 31, 1997 are presented on the Statement of Net Assets of the Fund.

    FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

    FUTURES CONTRACTS: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

    The Funds may invest in interest rate futures contracts, stock index futures contracts, and foreign currency futures contracts and options thereon that are traded on a United States or foreign exchange or board of trade.


                                               Notes to Financial Statements  47

RUSSELL INSURANCE FUNDS

December 31, 1997


3.  INVESTMENT TRANSACTIONS

    SECURITIES: During the period January 2, 1997 (commencement of operations) to December 31, 1997, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, futures and repurchase agreements) were as follows:


                                  PURCHASES          SALES                          PURCHASES          SALES
                               -------------     -------------                   -------------     ------------
    Multi-Style Equity         $  29,877,022     $  11,246,535     Non-US        $  10,595,147     $  3,946,818
    Aggressive Equity             21,855,430        10,155,207     Core Bond         3,055,192        1,023,035

    Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                                  PURCHASES          SALES
                               -------------     -------------
    Core Bond                  $  19,645,841     $  15,156,342

    FUTURES CONTRACTS: Fund transactions in futures contract purchases for the period January 2, 1997 (commencement of operations) to December 31, 1997 were as follows:

    MULTI-STYLE EQUITY                             FUTURES CONTRACTS
                                                                AGGREGATE
                                              NUMBER OF       FACE VALUE OF
                                              CONTRACTS       CONTRACTS (1)
                                              ---------       -------------
          Outstanding January 2, 1997*               --       $          --
          Opened                                     12           3,357,544
          Closed                                    (10)         (2,865,069)
                                              ---------       -------------
          Outstanding December 31, 1997               2       $     492,475
                                              ---------       -------------
                                              ---------       -------------

    AGGRESSIVE EQUITY                             FUTURES CONTRACTS
                                                                AGGREGATE
                                              NUMBER OF       FACE VALUE OF
                                              CONTRACTS       CONTRACTS (1)
                                              ---------       -------------
          Outstanding January 2, 1997*               --       $          --
          Opened                                     23           3,505,325
          Closed                                    (21)         (3,176,125)
                                              ---------       -------------
          Outstanding December 31, 1997               2       $     329,200
                                              ---------       -------------
                                              ---------       -------------

    (1) The aggregate face value of contracts is computed on the date each contract was opened.
    *     Commencement of operations.

4.  RELATED PARTIES

    MANAGER: FRIMCo operates and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company, which researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

    For the period January 2, 1997 (commencement of operations) to December 31, 1997, the management fee paid to FRIMCo, for the Funds listed below, in accordance with the Investment Company's Management Agreement with that firm, amounted to $371,741 before waivers and/or reimbursements. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the following table, of the average daily net assets of the applicable Fund.

                               ANNUAL RATE                 ANNUAL RATE
                               -----------                 -----------
    Multi-Style Equity           0.78%       Non-US            0.95%
    Aggressive Equity            0.95        Core Bond         0.60


48 Notes to Financial Statements

RUSSELL INSURANCE FUNDS

December 31, 1997


    FRIMCo has voluntarily agreed to waive a portion of its management fee for each Fund, up to the full amount of its fee, to the extent the Fund's operating expenses exceed specified limits imposed by FRIMCo on an annual basis. The Custodian has voluntarily agreed to waive its fee for approximately the first twelve months. Additionally, FRIMCo has voluntarily agreed to reimburse each Fund for all remaining expenses, after fee waivers, that still exceed their respective expense caps.

    The expense caps, waivers and reimbursements as of December 31, 1997 were as follows:

                              EXPENSE         MANAGEMENT          CUSTODIAN FEES    TOTAL EXPENSE
                                CAP           FEES WAIVED            WAIVED           REDUCTIONS
                              -------         -----------        --------------     -------------
    Multi-Style Equity         0.92%          $  61,920          $   70,798         $   132,718
    Aggressive Equity          1.25              34,172              84,542             118,714
    Non-US                     1.30              35,823             116,412             152,235
    Core Bond                  0.80              43,221              64,682             107,903

    TRANSFER AGENT: The Funds have a contract with FRIMCo, for the Funds listed above, to provide transfer agent services to the Investment Company. Total fees for the period January 2, 1997 (commencement of operations) to December 31, 1997 were $44,877.

    DISTRIBUTOR: Russell Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of FRIMCo, is the principal Distributor for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

    ACCRUED FEES PAYABLE TO AFFILIATES AS OF DECEMBER 31, 1997 WERE AS FOLLOWS:

                              MANAGEMENT           TRANSFER
                                 FEES             AGENT FEES            TOTALS
                             -----------          ----------           ---------
    Multi-Style Equity       $    31,512          $    4,554           $  36,066
    Aggressive Equity             36,456               3,803              40,259
    Non-US                        18,015               3,769              21,784
    Core Bond                      4,249                  --               4,249
                             -----------          ----------           ---------
                             $    90,232          $   12,126           $ 102,358
                             -----------          ----------           ---------
                             -----------          ----------           ---------

    BROKERAGE COMMISSIONS: The Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Manager. The Funds also paid brokerage commissions for trades executed through Frank Russell Securities, Inc., an affiliate of FRIMCo. These commissions are net of a refund (up to 70% of gross commissions) paid back to the Fund effecting such transactions after reimbursement for research services provided to FRIMCo. The amount retained by Frank Russell Securities, Inc. during the period January 2, 1997 (commencement of operations) to December 31, 1997 for the Multi-Style Equity Fund was $3,303.

    BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $8,000 per year plus out-of-pocket expenses. Total Trustee expenses were $56,008 for the period January 2, 1997 (commencement of operations) to December 31, 1997, and were allocated to each Fund on a pro rata basis.

    BENEFICIAL INTEREST: As of December 31, 1997, FRIMCo and the Funds had two client relationships that represented the following percentages of the total outstanding shares of the respective Funds.

                                   CLIENT RELATIONSHIP
                                       PERCENTAGES
                                   -------------------
    Multi-Style Equity                  71%, 29%
    Aggressive Equity                   79%, 21%
    Non-US                              59%, 41%
    Core Bond                           52%, 48%


                                              Notes to Financial Statements  49

RUSSELL INSURANCE FUNDS

December 31, 1997


    5. SHARE TRANSACTIONS

    Share transactions for the period January 2, 1997 (commencement of operations) to December 31, 1997 were as follows:

    MULTI-STYLE EQUITY                        SHARES             DOLLARS
                                           ------------        ------------
          Proceeds from shares sold           3,159,950        $ 35,492,250
          Proceeds from reinvestment
            of distributions                      9,451             105,477
          Payments for shares redeemed       (1,321,867)        (16,557,615)
                                           ------------        ------------
          Total net increase (decrease)       1,847,534        $ 19,040,112
                                           ------------        ------------
                                           ------------        ------------
    AGGRESSIVE EQUITY                         SHARES             DOLLARS
                                           ------------        ------------
          Proceeds from shares sold           2,044,963        $ 23,639,882
          Proceeds from reinvestment
           of distributions                       4,358              44,962
          Payments for shares redeemed         (909,280)        (11,961,760)
                                           ------------        ------------
          Total net increase (decrease)       1,140,041        $ 11,723,084
                                           ------------        ------------
                                           ------------        ------------
    NON-US                                    SHARES             DOLLARS
                                           ------------        ------------
          Proceeds from shares sold           1,090,627        $ 10,979,143
          Proceeds from reinvestment
           of distributions                          --                  --
          Payments for shares redeemed         (407,383)         (4,080,902)
                                           ------------        ------------
          Total net increase (decrease)         683,244        $  6,898,241
                                           ------------        ------------
                                           ------------        ------------
    CORE BOND                                 SHARES             DOLLARS
                                           ------------        ------------
          Proceeds from shares sold           1,210,165        $ 12,264,143
          Proceeds from reinvestment
           of distributions                      33,875             338,625
          Payments for shares redeemed         (430,582)         (4,446,701)
                                           ------------        ------------
          Total net increase (decrease)         813,458        $  8,156,067
                                           ------------        ------------
                                           ------------        ------------


50  Notes to Financial Statements

REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and Board
of Trustees of Russell Insurance Funds:

We have audited the accompanying statements of assets and liabilities and statements of net assets of each of the series of Russell Insurance Funds (comprised of Multi-Style Equity, Aggressive Equity, Non-U.S., and Core Bond Funds (the "Funds")), as of December 31, 1997, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period from January 2, 1997 (commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds enumerated above as of December 31, 1997, the results of their operations, the changes in their net assets and the financial highlights for the period from January 2, 1997 (commencement of operations) to December 31, 1997 in conformity with generally accepted accounting principles.

Boston, Massachusetts
February 17, 1998

                                        /s/ Coopers & Lybrand L.L.P.


                                           Report of Independent Accountants  51

RUSSELL INSURANCE FUNDS
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

TRUSTEES
   George F. Russell, Jr., Chairman
   Lynn L. Anderson
   Paul E. Anderson
   Paul Anton, PhD
   William E. Baxter
   Lee C. Gingrich
   Eleanor W. Palmer

OFFICERS
   Lynn L. Anderson, President and Chief Executive Officer
   Peter F. Apanovitch, Manager of Short Term Investment Funds
   George W. Weber, Treasurer and Chief Accounting Officer
   Randall P. Lert, Director of Investments
   Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, WA  98402

CONSULTANT
   Frank Russell Company
   909 A Street
   Tacoma, WA  98402

OFFICE OF SHAREHOLDER INQUIRIES
   909 A Street
   Tacoma, Washington  98402
   (800) 832-6688
   In Washington (253) 627-7001

CUSTODIAN
   State Street Bank and Trust Co.
   1776 Heritage Drive
   North Quincy, MA  02171

LEGAL COUNSEL
   Stradley, Ronon, Stevens & Young, LLP
   2600 - One Commerce Square
   Philadelphia, PA  19103-7098

INDEPENDENT  ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, MA  02109

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   909 A Street
   Tacoma, WA  98402

MONEY MANAGERS

MULTI-STYLE EQUITY FUND
   Chancellor LGT Asset Management Inc., New York, NY
   Equinox Capital Management, Inc., New York, NY
   Westpeak Investment Advisors, LP, Boulder, CO

AGGRESSIVE EQUITY FUND
   Rothschild Asset Management, Inc., New York, NY
   Westpeak Investment Advisors, LP, Boulder, CO

NON-US FUND
   J.P. Morgan Investment Management, Inc., New York, NY
   Oechsle International Advisors, Boston, MA
   The Boston Company Asset Management, Inc., Boston, MA

CORE BOND FUND
   Pacific Investment Management Company, Newport Beach, CA
   Standish, Ayer & Wood, Inc., Boston, MA




THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUNDS AND IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS. NOTHING HEREIN CONTAINED IS TO BE CONSIDERED AN OFFER OF SALE OR A SOLICITATION OF AN OFFER TO BUY SHARES OF RUSSELL INSURANCE FUNDS. SUCH OFFERING IS MADE ONLY BY PROSPECTUS, WHICH INCLUDES DETAILS AS TO OFFERING PRICE AND OTHER MATERIAL INFORMATION.


52  Manager, Money Managers and Service Providers